SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 10-K
                Annual Report Pursuant to Section 13 or 15(d) of
                      the Securities Exchange Act of 1934

For the fiscal year ended December 31, 1995.       Commission File No. 0-11178
                                                                      --------


                          UTAH MEDICAL PRODUCTS, INC.
                          ---------------------------

             (Exact name of registrant as specified in its charter)

                       Utah                                    87-0342734
                  --------------                               ----------

         (State or other jurisdiction of                    (I.R.S. Employer
         incorporation or organization)                     Identification No.)

                              7043 South 300 West
                               Midvale, UT 84047
                               -----------------

                    (Address of principal executive offices)

Registrant's telephone number:   (801) 566-1200
                               ----------------


Securities registered pursuant to Section 12(b) of the Act:
                                       None
                                       ----


Securities registered pursuant to Section 12(g) of the Act:

                                 Title of Class
                                 --------------

                         (Common Stock, $.01 par value)

 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and; (2) has been subject to such
filing requirements for the past 90 days.  Yes X    No
                                               -       ---


 Indicate by check mark if disclosure of delinquent filers pursuant to Item 405 of Regulation S-K (229.405 of this chapter) is not contained herein, and will not be contained, to the best of registrant's knowledge, in definitive proxy or information statements incorporated by reference in Part III of this Form 10-K or any amendment to this Form 10-K.
                                     ----

 The aggregate market value of the voting stock held by non-affiliates of the registrant as of March 15, 1996, based on NASDAQ/NMS closing price:$145,910,115.
                                                                   ------------


 The number of shares outstanding of the registrant's common stock as of March 15, 1996: 9,727,341.
          ---------


                      DOCUMENTS INCORPORATED BY REFERENCE

 List herein the documents incorporated by reference: The Company's definitive proxy statement for the Annual Meeting of Shareholders is incorporated by reference into Part III, Items 10, 11, 12, and 13 of this Form 10-K.

                                    PART I.

ITEM I - BUSINESS.
 Utah Medical Products, Inc. ("UTMD" or "the Company") is in the business of producing cost-effective devices for the health care industry which are predominantly proprietary, disposable and for hospital use. Success depends on
1) recognizing needs of clinicians and patients, 2) rapidly designing economic solutions which gain regulatory approval, 3) reliably producing products that meet those clinical needs, and then 4) selling through:
 a) UTMD's own direct channels into markets where the Company enjoys an established reputation and has a critical mass of sales and support resources, or
 b) establishing relationships with other medical companies that have the proper resources to effectively introduce and support the Company's products.

 UTMD's success in rapidly producing solutions comes from its proven ability to integrate a number of engineering and technical disciplines in electronics,
software, mechanical packaging, instrumentation, optics and materials.   The
resulting proprietary products represent incremental, but significant, improvements over existing clinical techniques. UTMD's experience is that, in the case of labor-saving devices, the improvement in cost-effectiveness of clinical procedures also leads to an improvement in overall health care. Historically, UTMD has marketed a broad range of medical devices used in the critical care areas and the labor and delivery department in the hospital, as well as products sold to outpatient clinics and physician's offices.

 The skill of applying solutions to recognized needs results from an excellent core of practicing clinicians who feed ideas to the Company and key employees who are both clinical applications savvy and development engineering adept.

 The Company's critical care products include devices used for invasive monitoring of patient blood pressure; the administration of intravenous fluids, drugs and anesthetics; and oxygen therapy. Obstetrics products include catheters and electrodes used to monitor intrauterine pressure and fetal heart rate during labor, and a device which clamps, cuts, and collects blood from the umbilical cord. Gynecology products include a minimally-invasive surgery system for removing precancerous tissue from the cervix and lower genital tract, a system for conservatively treating urinary incontinence, and a tool used in laparoscopic procedures to manipulate the uterus.

 Critical care products are sold in the U.S. domestic market primarily through other medical device companies, and to a lesser degree by UTMD's own direct sales representatives. Ob/Gyn products are sold in the U.S. primarily by UTMD's own direct sales representatives, and through a network of specialty distributors. Internationally, products are sold through other medical device companies and through separate country-by-country medical products distributors.

 Negative factors that may adversely impact future performance include managed care reforms that may limit clinicians' discretion in spending on certain products or procedures, innovative new products introduced by other companies that displace UTMD's products, regulatory approval delays, changes in the Company's relationships with its distribution partners, and loss of key personnel.

  The Company was formed as a Utah corporation in 1978 and went public in 1982. The Company's offices are located at 7043 South 300 West, Midvale, Utah 84047. The corporate telephone number is (801) 566-1200.

PRODUCTS
- - --------


Obstetrics Market:
- - -----------------

Fetal Monitoring.
 About 60% of births are considered "high risk" due to lack of prenatal care, among other factors. In many of these births, labor may become complicated and does not progress normally. The obstetrician must assess progression of labor to be able to intervene with drug therapy, infusion of a solution to augment amniotic fluid, or ultimately if necessary, Caesarean section; or be prepared for complications following childbirth. In addition to products already offered, the Company intends to continue to develop and introduce tools that enhance fetal monitoring techniques, a core area of focus.

 To assist the physician in assessing fetal well being, changes in fetal heart rate (FHR) in conjunction with trends in intrauterine pressure exerted on the fetus are often electronically monitored. UTMD's intrauterine pressure catheter product line provides for clinician choices from a traditional fluid-filled system to INTRAN(R) PLUS, the state-of-the-art sensor-tipped system. In addition, adjunct standard FHR electrodes and chart paper are offered by UTMD to complete a package of fetal monitoring supplies.

 - IUP-075 and other custom catheter kits utilize a saline-filled catheter, connected to a separate reusable or disposable transducer, that is placed within the uterine cavity. This product package, utilizing double lumen catheters, was the traditional mode of intrauterine monitoring prior to the introduction of INTRAN. An intrauterine pressure waveform is generated through transmission of a signal to the external pressure transducer.

 - Introduced in 1987, INTRAN I was the first intrauterine pressure catheter that placed the pressure sensor at the source within the uterine cavity. This design eliminated the complicated setup of fluid-filled systems and provided more accurate pressure waveforms. INTRAN I was discontinued in 1995 in favor of the more preferred INTRAN PLUS, which is also covered under UTMD's original INTRAN patent.

 - INTRAN PLUS was introduced in 1991 and has replaced INTRAN I as the state-of-the-art sensor-tipped IUP catheter. The INTRAN PLUS catheter combines the transducer tip concept of INTRAN I with a refined tip design. A re-zero feature allows the clinician to verify the accuracy of the generated pressure waveform. The dedicated amnio lumen provides immediate access to the amniotic fluid environment which may be essential in the diagnosis and intervention of certain fetal conditions.

Other Obstetrics Tools.
 CORDGUARD(R) is a unique product released for marketing in 1995 which unifies the multiple steps of clamping the neonate's cord close to the umbilicus, severing the cord without splattering blood, drawing a clean blood sample for diagnostic or therapeutic purposes, and assisting in the removal of the placenta. Neonatal blood is generally hard to safely and cleanly obtain, and is gaining in perceived value to clinicians. UTMD has and will continue to commit substantial resources to the area of umbilical cord management.


Gynecology Market:
- - -----------------

LETZ(TM) System: FINESSE(R) Generator, Disposable Loop Electrodes and Other Supplies.
 The LETZ System is a complete line of products and supplies used to treat cervical intraepithelial neoplasia (CIN) and other lower genital tract lesions related to human papilloma virus (HPV) infections. This procedure of using electrosurgical excision with hemostasis has rapidly replaced cold knife scalpel, laser and cryotherapy procedures because it is economical, safe, effective, quick and easy to perform, has fewer potential side effects, and requires little physician training. In contrast to laser and cryotherapy, LETZ provides an important tissue specimen for a pathological assessment. In addition, the procedure may be performed by using only local anesthesia in the physician's office, eliminating the time and expense of hospital or surgical center admittance. In 1991 the Company introduced an entire line of products necessary to perform this electrosurgical procedure including the Prendiville disposable loop, the FINESSE electrosurgical generator and other miscellaneous components. The FINESSE electrosurgical generator is the only generator on the market that contains an integral smoke evacuator. The smoke evacuator is required to filter smoke and vapors which contain potentially hazardous particulate material produced during electrosurgery. The disposable loop, the electrode used to excise the tissue specimen, is a pencil-like tube with a thin tungsten wire loop attached. The loop is available in varying sizes and includes a Safe-T-Gauge(R) that can be positioned so the physician can more accurately colposcopically monitor the amount of tissue being excised.

 In 1995, UTMD received FDA clearance to market its electrosurgical system in general surgery applications. In addition, UTMD received FDA clearance to market FILTRESSE(TM), a newly developed stand-alone surgical smoke filtration system which combines high filtration efficiency, low cost and convenient use. The Company will continue to develop and introduce specialty tools for specific electrosurgical procedures.

LIBERTY(TM) System.
 LIBERTY, a device for the conservative treatment and effective control of urinary incontinence in women was also released for marketing by the FDA in 1995. LIBERTY consists of a battery operated stimulator unit and an intravaginal electrode probe. This physiotherapy technique, which can be done in the privacy of home, involves passive strengthening of the periurethral muscles. Pulsed, low voltage, high frequency current is applied primarily to the pudendal nerve causing the pelvic area muscles to contract, leading to better muscle tone. Because electrical stimulation has no known side effects, Liberty provides women suffering from mild to moderate incontinence an effective, low risk alternative to more traumatic treatments such as surgery and drug therapy.

Tools for Gynecologic Laparoscopy.
 LUMIN(TM) is a proprietary tool developed by UTMD for reliably and safely manipulating the uterus in gynecological laparoscopic procedures. The product was released for marketing by the FDA in 1995. LUMIN combines the strength, range of motion and versatility of the higher end reusable instruments with the lower cost and cleanliness of the cheaper disposable instruments presently on the market, while at the same time reducing the number of tools needed to move and secure the uterus.


Neonatal Critical Care Market:
- - -----------------------------

DISPOSA-HOOD.
 The DISPOSA-HOOD is an infant oxygen hood that is used in infant intensive care to administer oxygen to neonates. The Disposa-Hood, which is placed over the infant's head, incorporates a round diffusor connection specifically designed to disperse the incoming gases along the inner surfaces of the hood, rather than allowing them to blow directly on the infant's head. The design allows more precise FIO2 (fractional inspired oxygen) control, minimizes convective heat loss from the head and provides optimum flows for elimination of CO2 (carbon dioxide) by ventilation. The DISPOSA-HOOD is also designed to prevent cross-contamination, to allow axial rotation of the infant's head without contact with the DISPOSA-HOOD and to aid in the maintenance of the neutral thermal and humidity conditions that are necessary in the care of premature infants.

Critical Care Market:
- - --------------------

Blood Pressure Monitoring Products.
DELTRAN(R) Disposable Transducer.
 A transducer converts one form of energy to another. In pressure monitoring, it is used to convert physiological (mechanical) pressure into an electrical signal that can be displayed on electronic monitoring equipment. In medical applications, transducers had previously been reusable, fragile, subject to declining accuracy with repeated use and had a cost of about $1,000. The development of integrated circuit technology and guided laser technology led to the introduction of the first disposable transducer in the medical market approximately eleven years ago.
 The Company has developed and is now distributing its disposable transducer as a stand-alone product, and as a component in pressure monitoring kits, through its direct representatives and independent distributors, as well as to other medical companies, in the U.S. and internationally.

 Although several other medical companies manufacture disposable pressure transducers ("DPTs"), the Company believes that the DELTRAN DPT which it has developed is the state-of-the-art model in terms of reliability and ease of use. Recently, UTMD has qualified an automated assembly line which will substantially lower DELTRAN manufacturing costs.

Other Products and Components.
 The Company sells products specifically designed for other medical companies which incorporate UTMD's proprietary technologies. In addition, UTMD sells plastic molded parts to a number of medical companies, including its competitors. The Company believes that this practice has not affected its competitive position and extends the benefit that shareholders realize from UTMD's manufacturing capabilities and technologies.


BAXTER HEALTHCARE CORPORATION AGREEMENTS.
- - ----------------------------------------

 In December 1987, the Company first entered into a purchase and distribution agreement with Baxter Healthcare Corporation for UTMD's line of invasive disposable blood pressure transducers used in hospitals. In January, 1995 new Summit and Deltran Purchase and Distribution Agreements were executed. These new agreements superseded the previous agreements. The new agreements assure Baxter a continued reliable supply of DELTRAN II (name branded for Baxter as UNIFLOW) through the year 2000, provided they purchase certain minimum quantities, and SUMMIT, an exclusive design for Baxter, through June 1998, subject to certain maximum amounts and other terms of purchase. The agreements are exclusive only with respect to distribution of DELTRAN II in Japan, and with respect to the SUMMIT product worldwide.

DELTRAN IV, UTMD's automated version of DELTRAN/UNIFLOW, is not covered under the existing agreements. Sales of other critical care components to Baxter, including stopcocks, flush devices, cables, and miscellaneous molded parts, which are not covered by a formal purchase agreement, accounted for approximately $1.1 million of the total $15 million in 1995 sales to Baxter. Total sales to Baxter represented about 36% of UTMD's sales in 1995. Despite the significant revenues, gross profits generated by sales of DPTs to Baxter represented less than 15% of UTMD's gross profits in 1995.

 In mid-1994, Baxter introduced its own internally assembled DPT product to the marketplace in direct competition with DELTRAN/UNIFLOW. (Baxter and UTMD have agreed to phase out the SUMMIT product independent of availability of any other products.) Although UTMD's 1995 DELTRAN/UNIFLOW sales to Baxter appeared unaffected by the availability of the new Baxter DPT product offering, UTMD believes it remains Baxter's longer term objective to convert as many of its customers as possible to its own assembled product. Recently in March 1996, Baxter indicated in its latest forecasts, required on a quarterly basis per agreement, that its DELTRAN/UNIFLOW demand for the remainder of 1996 would be much lower than previously forecasted and as actually shipped in 1995. Although difficult to predict exactly what will occur relative to Baxter's timing of conversion of products, or success of conversion efforts relative to end user preferences, Baxter's recent abrupt action, combined with its apparent lack of interest in DELTRAN IV, increases UTMD's uncertainty about the reliability of Baxter's forecasts. Given the broad clinical acceptance and use of DELTRAN/UNIFLOW, UTMD intends to investigate other distribution means, especially in light of the lower cost of DELTRAN IV. Even though UTMD believes its DELTRAN products have excellent continued market potential, given UTMD's concentration of Baxter revenues, Baxter's recent unilateral and seemingly illogical actions create a significant negative short term factor for UTMD's business.


MARKETING.
- - ---------

 UTMD competes in the marketplace on the basis of its proprietary value-added technologies and cost effective solutions. Its future success will depend upon its ability to innovate and introduce new products into specialized market niches consistent with cost control pressures under a changing health care environment. Speed is a critical success factor in that future performance depends on UTMD's ability to innovate, develop, test and commercialize new products faster than other medical device companies who possess significantly more resources than UTMD. With new products that are unique, the Company must be prepared for extensive user training and support.

 The Company currently competes within four distinct product/market arenas, each with differing competitive circumstances from the other:

1)  Critical Care/Blood Pressure Monitoring.
    ---------------------------------------

    This is a large, commodity-oriented intensive care/anesthesia monitoring market dominated by two major U.S. suppliers who bundle disposable transducers and accessories with venous and arterial catheters. The products used in monitoring human vital signs have features that are practically undifferentiated among the major competitors. Consequently, hospital purchasing decisions tend to be based on price and delivery. The risk of lack of a significant distribution partner for this product line, such as Baxter, represents a negative factor that may adversely impact the future. UTMD's sales of its blood pressure monitoring products through other than Baxter distribution means, although significantly lower in revenues, have historically generated approximately the same magnitude of gross profit dollars. UTMD's end-user sales through its distribution partners including Baxter, independent U.S. and international distributors and limited U.S. direct sales team represent about one-third of the total annual worldwide end-user market of approximately $115 million.

2)  Obstetrics/Fetal Monitoring.
    ---------------------------
    UTMD markets its intrauterine pressure catheters ("IUPC") and its fetal heart rate electrodes to hospital labor and delivery departments. Almost exclusively limited to the United States where electronic monitoring is accepted practice, the potential annual market for existing fetal monitoring supplies exceeds $35 million.

 The Company's IUPC sales control over 60% of total IUPC unit sales with a mixture of traditional "fluid-filled" catheters together with sensor-tipped catheters, where three other suppliers compete. The differentiating features of UTMD's INTRAN PLUS IUPC, educational programs, and breadth of line (which includes both types of IUPCs), have helped UTMD secure more than a 90% share of the sensor tipped segment, which represents about 60% of total IUPC units used. Because UTMD's IUPC customers are part of U.S. hospitals which are experiencing consolidation and group purchasing pressures, a negative factor which may adversely affect future IUPC sales is the possibility of a new IUPC supplier that could bundle a viable but inferior and cheaper IUPC with broad product lines as part of a group supplies contract.

 The hospital labor and delivery department will continue to offer an excellent opportunity where UTMD's established dominant position in fetal monitoring allows receptiveness for evaluating new obstetrics product concepts. An excellent example is CORDGUARD, the device that clamps, cuts, and collects blood from the umbilical cord. CORDGUARD is being marketed and sold through UTMD's existing sales resources to labor and delivery hospital customers, leveraging current resources where INTRAN has a well-accepted market position. Blood samples are routinely collected in about 50% of births in the U.S. now, and are expected to increase with the greater emphasis being placed on the collection of neonatal blood for both diagnostic and therapeutic purposes. There are no known competitors with products that possess CORDGUARD's proprietary features. Hospital budgetary constraints represent the most significant obstacle to CORDGUARD's initial acceptance. As with any new product that is unique, the ultimate acceptance of the product in the marketplace is subject to many customer preference variables that could result in actual sales performance materially different from current Company projections.

3)  Gynecological Electrosurgery.
    ----------------------------

    Since 1991, the office and outpatient market for the electrosurgical cervical loop excision treatment has attracted over ten competitors offering either electrosurgery generators or disposable loop electrodes, or both. The current worldwide annual market exceeds $20 million.

    UTMD has continued to utilize its direct sales organization to promote educational and clinician support programs. Consequentially, UTMD improved its market share as gynecologists became informed about the advantages of the better equipment and disposables offered by UTMD. The Company believes that it has established superior cutting and hemostasis capabilities in its FINESSE generators, and an improved safety and "quality tissue specimen" provided by its patented disposable loop line.

    The Company believes that similar surgical procedures will gain wide acceptance in a number of other specialized areas, including dermatology and family practice, and plans to develop and introduce products for these areas based on its electrosurgery expertise. The ultimate adoption of new specialized products is uncertain because they require a high level of user education and require purchasers to work against the trend of standardized general-purpose tool acquisitions. In addition, sales may be limited by the Company's lack of access to important distribution channels.

 4) Conservative Incontinence Therapy.
    ---------------------------------

    Urinary incontinence is an under diagnosed and under reported but prevalent condition in women, especially physically active ones over the age of forty. In the United States, at least ten million women suffer from time to time from some form of urinary incontinence: stress, urge or mixed.
    Clinical studies have shown that chances are good that the problem can be improved or cured by strengthening and toning the pelvic floor muscles, especially in women with mild to moderate stress incontinence. The use of electrical stimulation to help strengthen muscles is an approach that is scientifically well-understood and is an area of engineering expertise at UTMD. Planned adjunct therapy devices and diagnostic tools will become important to developing a system of tools for cost-effective urinary incontinence treatment.

    The aging of the population and increased interest in more conservative and non-surgical therapeutic approaches to solving health problems are two important U.S. trends which will help drive patient adoption of UTMD's new product, LIBERTY. UTMD believes that its recognition with gynecologists as an innovator of high quality and cost-effective devices like its "LETZ(TM)" product line will aid in the market acceptance of this approach. Market acceptance may be limited by a number of negative factors including the fact that the electrostimulation therapy approach is not a "quick fix" and requires patient discipline to continue a treatment regimen over an extended time span, as well as the fact that the approach may require a greater time commitment with less revenue dollars than alternative surgical approaches for gynecologists prescribing it.

DISTRIBUTION.
- - ------------

 Another important success factor in a changing health care industry is "access" to customers. In particular, the U.S. hospital supplier environment has been consolidating as a result of group purchasing decisions and product bundling by large suppliers with broad product lines. The number of channels and length of time required in evaluating new products for use in hospitals has grown dramatically in recent years. A potential risk to future performance is that as UTMD introduces its new products, it may find itself limited to its current distribution channels or unable to establish viable relationships with other medical companies who have adequate access to users.
 Historically, UTMD has sold its products, especially those relating to critical care, through independent distributors and other medical companies in both domestic and international markets. However, since 1991 the Company has developed a more focused direct sales organization in the United States with specialized distributors and its own directly employed sales force. The network of specialty distributors is employed to concentrate on select market applications for UTMD products in geographic territories where they can provide proper customer training and support.

 In March 1996, the U.S. direct sales force consisted of 20 territory representatives and managers. Especially through the use of closely-controlled clinical education programs, the direct sales force positions UTMD to gain market leadership with its value-added products within certain niche market applications in obstetrics and gynecological procedures which are trending toward outpatient clinics and physician offices.

 The Company also sells products into commodity markets (see Baxter Agreements discussion on pages 4-5), or for applications which do not generate enough business to justify a direct selling effort, to other medical companies. Additionally, the Company sells component parts to medical companies for use in their product lines. This effort is simply an optimal utilization of manufacturing resources that are needed for UTMD's main businesses and does not affect the Company's marketing programs.

 The Company sells its products internationally through distributors or through OEM (other medical manufacturers) relationships.

RESEARCH AND NEW PRODUCT DEVELOPMENT.
- - ------------------------------------

 New product development is a key to UTMD's growth plans. UTMD's current new product development projects are in three areas of focus: 1) obstetrics/ fetal monitoring, 2) female incontinence, and 3) specialized electrosurgical procedures. In terms of R&D output, UTMD has filed eleven new patent applications in the last three years. In the medical device industry, FDA premarketing approval submissions are one indicator of new product development activities for a given company. In that regard, in the last two years, thirteen FDA premarketing approval submissions have been completed compared to one submission in the three prior years.

 Because of UTMD's reputation as a successful innovator, its financial strength, and its established clinician user base, it enjoys a substantial flow of new product ideas. Senior management comprises a steering committee which continuously screens ideas and investigates new product opportunities. Internal development, joint development, product acquisitions, and licensing arrangements are all included as viable options in the investigation of opportunities. Only a small percentage of ideas survive steering committee feasibility screening. For internal development purposes, upon steering committee approval, projects are assigned to a project manager who assembles an interdisciplinary, cross-functional development team. The team's objective is to have a clinically proven, manufacturable, and FDA released product ready for marketing by a specific date. Approximately twelve projects, on the average, depending on the level of resources required, are underway at UTMD at any given time. More than 50% of assigned projects do not succeed in attaining a product which meets all of the Company's criteria, which includes in particular: a product that is highly reliable, easy to use, cost-effective, safe, useful and differentiated from the competition.

 Once a product is developed, tooled, fully tested and cleared for marketing by the FDA, there remains a reasonable probability it cannot be successfully marketed for any number of reasons, not the least of which is being beaten to the market by a competitor with a better solution or not having access to users because of limitations in marketing and distribution resources.

 During 1995, the Company spent $1,789,167 on new product development, which was 4.3% of sales. Included in these expenses were amounts paid to outside entities for activities required for the conduct of clinical evaluations. During 1994 and 1993, new product development expenses were $1,528,476 (3.9% of sales) and $1,229,155 (3.3% of sales), respectively. Expenditures for R&D projects are expected to continue at similar rates, limited more by the Company's ability to process new ideas, as well as organize and integrate the speciality skills necessary to develop innovative products, than by the availability of funds or new product ideas.

EMPLOYEES.
- - ---------

 At December 31, 1995, the Company had 379 employees. The Company's continued success will depend to a large extent upon its ability to retain its skilled employees. No assurances can be given that the Company will be able to retain or attract such employees in the future, although management is committed to providing an attractive environment in which creative and high achieving people want to work.

 To the best of the Company's knowledge, none of the Company's officers or directors is bound by restrictive covenants from prior employers. All employees sign a standard form confidentiality agreement as a condition of employment. None of the Company's employees is represented by labor unions or other collective bargaining groups. All employees participate in performance-based bonus programs.

PATENTS AND TECHNOLOGY LICENSES.
- - -------------------------------

 The Company owns twenty-nine unexpired patents and is the licensee of certain other technology. Sixteen of the Company's patents apply in Critical Care markets, and thirteen in OB/GYN/Neonatal Care markets. In addition, the Company has applied for other patents. There can be no assurance, however, that patents will be issued with respect to the pending applications or that the issued patents can be successfully defended.

 The ability of the Company to differentiate itself is enhanced by the protection afforded by its patents, but the Company does not feel that its business success is significantly dependent on any one or more of its patents. In any case, UTMD believes that patents are of less significance in its industry than such factors as innovative skills, technological experience, excellent marketing programs and the management ability of its personnel. The Company owns certain proprietary information and obtains a Confidentiality Agreement from its technical and sales employees, key management and consultants.
 As a matter of policy, UTMD has acquired and will continue to acquire the use of technology from third parties that can be synergistically combined with UTMD proprietary product ideas. During 1995, royalty expenses were $108,731.

 Also as a matter of policy, UTMD licenses its proprietary technology to others in circumstances where that licensing does not directly compete with UTMD's own marketing direction. During 1995, the Company received $652,894 in royalty income, compared to $650,992 in 1994, and $628,515 in 1993. This income remains a material portion of UTMD's earnings and therefore UTMD's future performance also depends on the performance of other companies who license its technology.

 The Company has historically vigorously and successfully defended its proprietary intangible assets in an industry where patent infringement lawsuits are frequent. No patent infringement lawsuits are currently pending.


GOVERNMENT REGULATION.
- - ---------------------

 The Company's products are subject to regulation by the U.S. Food & Drug Administration ("FDA"), as well as other regulatory bodies globally. The FDA has authority to regulate the marketing, manufacturing, labeling, packaging and distribution of medical products. In addition, requirements exist under other federal laws and under state, local and foreign statutes that may apply to the manufacturing and marketing of the Company's products. The Medical Device Amendments of 1976 (the "Amendments") significantly extended the jurisdiction of the FDA to regulate medical devices. Until the adoption of the Amendments, medical devices were subject only to general labeling and purity requirements. The Amendments established three classifications of medical devices, Class I, Class II, and Class III.

 All manufacturers of medical devices must register with the FDA and, with their initial registration, list all medical devices produced by them. This listing must be updated annually. In addition, prior to commercial distribution of devices for human use, the manufacturer must file a notice with the FDA, setting forth certain information about the device, including the classification into which the manufacturer believes it falls.

 Devices which are classified in Class I are subject only to the general controls concerning adulteration, misbranding, good manufacturing practices, record keeping and reporting requirements. Devices classified in Class II must, in addition, comply with performance standards promulgated by the FDA. The Company believes all of its current products are Class I or Class II products and that the Company is in full compliance with all applicable performance standards as well as good manufacturing practices, record keeping and reporting.

 In 1994, UTMD received certification of its quality system under the ISO 9001/EN 46001 standards ("ISO" stands for "International Organization of Standardization"). EN 46001 is the European Community's effort to harmonize different national regulatory requirements for the development, sale, and manufacture of medical products. Because the ISO standards are in continuous modification, UTMD remains on a perpetual periodic audit schedule by its independent notified body in order to stay abreast of international regulatory standards. In 1995, UTMD received formal product certification allowing the use of the CE Mark (demonstrates proof of compliance with the European Community's product standards) for its blood pressure monitoring kits, electrosurgical generators and disposable loop electrodes, representing virtually all of its current product sales overseas. UTMD intends to continue to expand its ability to use the CE Mark in all of its product lines.

SOURCES AND AVAILABILITY OF RAW MATERIALS.
- - -----------------------------------------

 Most of the component parts which the Company purchases from various vendors are readily available from a number of sources. Alternative sourcing of various components is continually underway. Vendors are qualified by Corporate Quality Assurance. The Company has a vendor quality monitoring program that routinely checks all incoming material. UTMD recognizes outstanding performance in vendor quality and service through annual awards.

EXPORTS.
- - -------

 Revenues from foreign customers in 1995 were about $10,343,000 (25% of total sales), as compared to $10,757,000 (27% of total sales) in 1994, and $8,112,000 (22% of total sales) in 1993. Critical care products represented 96% of international sales in 1995, compared to 97% in 1994 and 96% in 1993.

 UTMD has developed distinct tactics for each of its European markets in the form of pricing, distribution and new product introduction. UTMD is keenly aware that not only are international markets different from the U.S. market, but also that each country has its own set of driving influences that affects the dynamics of the nature of care given and medical devices used.

 UTMD sees the international marketplace as one of the cornerstones of its
growth strategy.   During 1995, UTMD broke ground for a new manufacturing
facility in Athlone, Ireland. The facility, which is planned to be operational in the third quarter of 1996, will offer a number of advantages: 1) from a marketing point of view, faster response to European Union customers, including a better understanding of customized needs, less costly distribution and duty-free access to over 350 million patients; 2) from a regulatory point of view, faster new product introductions; and 3) from a manufacturing point of view, reduced dependence on one manufacturing site and increased capacity at existing Utah facilities.

BACKLOG.
- - -------

 Being a marketer of primarily disposable products, the nature of UTMD's business necessitates being very responsive to customer orders, and delivering products quickly. Thus an objective of UTMD is to minimize its shippable backlog. Backlog shippable in less than 60 days, including blanket orders from Baxter, as of January 1, 1996 was approximately $2.6 million compared to $1.8 million as of January 1, 1995. Backlog excluding all Baxter orders was approximately $0.4 million and $1.0 million on January 1, 1996 and January 1, 1995, respectively.

SEASONAL ASPECTS.
- - ----------------

 The Company's business is generally not affected by seasonal factors.

PRODUCT LIABILITY RISK MANAGEMENT.
- - ---------------------------------

 No product liability lawsuits have been filed against the Company for any of its products in four years, despite substantially higher usage rates over that time. The risk of product liability lawsuits is a negative factor in UTMD's business because UTMD's products are frequently used in inherently life threatening procedures to help physicians manage higher risk patients. Although UTMD's products are proven to be extremely safe over millions of uses, positive outcomes cannot always occur in the procedures where UTMD's products are used. In litigious cultures (like that in the U.S.) frequently driven by attorneys looking for windfalls, patients may look for scapegoats. In any lawsuit against a company where an individual plaintiff has a permanent physical injury, a small probability of a large award always exists whether or not a causal relationship exists. UTMD reserves funds against its current performance on an ongoing basis to provide for its future defense should any lawsuits be filed.
No product liability lawsuits are currently pending.

SIGNIFICANT CUSTOMER.
- - --------------------

 Baxter Healthcare is the Company's most significant customer, representing 36% and 39% of total revenues in 1995 and 1994, respectively. Revenues of $14,996,000 in 1995 and $15,299,000 in 1994 were made up primarily of disposable pressure transducers for blood pressure monitoring, and accessories. Gross margins in this segment are significantly less than other segments of UTMD's business. UTMD expects that Baxter's share of its business will continue to decline due to lower sales to Baxter and higher growth rates in other UTMD segments.

ITEM 2 - PROPERTIES.
Office and Manufacturing Facilities.
 The Company's current operations are located in one 100,000 square foot facility in Midvale, Utah, a suburb of Salt Lake City. UTMD owns its property and facilities, with the exception of a long-term lease on one section of its Midvale parking lot. In addition, the Company owns a building in Lehi, Utah which previously housed its molding operations and is currently being leased to an unrelated party.

 A new 70,000 square foot facility is under construction in Athlone, Ireland which is intended to eventually support marketing, manufacturing and product development for all product lines sold in European markets. The facility will operate as a wholly-owned subsidiary under the name Utah Medical Products Ltd.

 UTMD is a vertically-integrated manufacturing company. Capabilities include a machine shop for mold-making and building assembly tools and fixtures; plastics-forming including thermoplastic forming, injection molding and extrusion; sensor production; assembly of mechanical, electrical and electronic components; testing; and advanced packaging in clean room conditions. Facilities also include a well-equipped R&D lab and administrative offices.

ITEM 3 - LEGAL PROCEEDINGS.
 The Company may be a party from time to time in ordinary routine litigation incidental to its business. The outcomes of lawsuits which are currently pending will not have a materially adverse effect on UTMD's financial condition or results of operations.

ITEM 4. - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
 No matter was submitted to a vote of security holders through the solicitation of proxies or otherwise during the fourth quarter of the fiscal year covered by this report.



                  [Remainder of Page Intentionally Left Blank]

                                    PART II.


ITEM 5 - MARKET FOR THE REGISTRANT'S COMMON EQUITY AND RELATED STOCKHOLDER MATTERS.

Market Information
 The Registrant's common stock (symbol: UTMD) is traded on the National Market System of the National Association of Securities Dealers Automated Quotation System (NASDAQ -NMS). The following table sets forth the high and low sales price information as reported by NASDAQ for the periods indicated:

                                    1995                     1994
                          High            Low          High           Low
                          ----            ---          ----           ---


 1st Quarter             $11.00         $ 8.50       $ 8.25        $  6.875
 2nd Quarter              13.625          9.50         8.00           6.875
 3rd Quarter              17.50          11.625       10.00           6.375
 4th Quarter              21.375         13.375        9.75           7.875

Stockholders:
    The approximate number of beneficial stockholders of the Registrant's common stock as of March 10, 1996 was 10,000.

Dividends.
    In January 1994, the board of directors suspended UTMD's cash dividends in favor of continued stock repurchases, following the payment of dividends in 1993. Dividends were not paid prior to 1993. No dividends were paid on UTMD common stock in 1994 or 1995.
                  [Remainder of Page Intentionally Left Blank]

ITEM 6 - SELECTED FINANCIAL DATA.



                             Year Ended December 31
                             ----------------------
                     1995         1994         1993        1992         1991
                     ----         ----         ----        ----         ----


Net Sales     $42,038,082  $39,644,684  $36,999,059 $36,129,459  $29,777,395

Net Income      8,353,738    7,109,360    7,012,285   6,869,720    5,448,046

Earnings Per
Common Share
Assuming Full
Dilution              .82          .68          .60         .57          .46

Total Assets   33,330,379   27,365,183   28,344,113  27,969,840   21,379,147

Long-term Debt       None         None         None        None         None

Cash Dividends
Per Common Share     None         None         $.06        None         None



                                 Quarterly Data for 1995
                                 -----------------------
                 First Quarter Second Quarter   Third Quarter Fourth Quarter
                 ------------- --------------   ------------- --------------


 Net Sales          $9,754,041    $10,711,974     $10,715,736    $10,856,330

 Gross Margin        4,371,363      5,005,019       5,015,850      5,096,811

 Net Income           1,820,517     2,090,422       2,160,299      2,282,498

 Earnings Per Common Share
 Assuming Full Dilution    .18            .21             .21            .23



                                 Quarterly Data for 1994
                                 -----------------------


                 First Quarter Second Quarter   Third Quarter Fourth Quarter
                 ------------- --------------   ------------- --------------


 Net Sales          $9,357,530    $10,110,800     $10,018,705    $10,157,649

 Gross Margin        4,173,043      4,511,565       4,428,671      4,552,767

 Net Income          1,653,346      1,794,599       1,847,895      1,813,521

 Earnings Per
 Common Share
 Assuming Full
 Dilution                  .15            .17             .18            .18

ITEM 7 - MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATION.

The following comments should be read in conjunction with accompanying consolidated financial statements.

Productivity of Assets and Working Capital.
 a)  Assets.
 UTMD maintained total asset turns (ratio of sales to total assets) in 1995 consistent with 1994, despite an increase in cash (and investments) of $6.1 million, resulting from profitable operations. Consequently, non-cash assets were more productive in generating revenues than the previous year. By reinvesting cash from profitable operations in the development or acquisition of new products and expanded manufacturing capabilities, UTMD will strive to maintain total asset productivity consistent with the 1995 turn rate.
 Net (after accumulated depreciation) property, plant and equipment assets (PP&E) decreased in 1995 after subtracting the $825,000 initial investment made in Ireland real estate and architectural planning assets. PP&E asset turns (excluding new Ireland assets not yet placed in service) were 5.2, an excellent ratio for a vertically-integrated manufacturing company. Total PP&E asset turns were 4.7 and will continue to decline in the near term as the investment in Ireland continues, and until the facility becomes fully operational. 1996 will only be a partial year of operation for the new Ireland facility.
 Inventory turns improved in 1995 due to better materials management, faster manufacturing cycle times and conservative inventory valuations. Average inventory balances in 1995 declined $466,000, and year-ending inventory balances declined $746,000 from 1994. The year-ending accounts receivable (A/R) balance grew a modest $84,000 in 1995, allowing an improvement in days in receivables to 54, based on fourth quarter 1995 shipments' volume, and meeting management's objective of maintaining A/R in the 50-55 days target range. At the end of 1995, aged A/R over 90 days from invoice date were down to less than 1% of total accounts receivable from the prior year's balance of less than 4% of total receivables.
 In dollar value, working capital increased about $5.3 million in 1995, primarily because of the increase in cash. Accounts receivable were up only 1.3% despite the 6% increase in sales. Inventories were down substantially. Current liabilities were up slightly, due to increased year-end accruals of commissions, bonuses and other short term obligations as a result of the higher sales activity in 1995 relative to the previous year.
 The cash (and investments) increase in 1995 improved UTMD's current ratio to an exceptionally strong 6.4. Through its excellent profitability, the Company will continue to internally finance its non-cash working capital growth, as well as fixed asset increases, that are needed to support new sales growth. In 1996, operations should continue to generate after-tax cash at a rate in excess of $700,000 per month.

 b)  Liabilities.
 UTMD has no long term debt obligations. Current liabilities are growing in conjunction with the increase in expenses associated with higher sales. The total debt ratio (which is made up almost entirely of current liabilities) declined to less than 13%.

Results of Operations.
 a)  Revenues.
 1995 revenues were up 6.0% from 1994. On a quarter-to-previous-year's quarter basis, 1995 revenues were up, respectively, 4.2%, 5.9%, 7.0% and 6.9%.
 UTMD divides revenues into three product-line categories: 1) critical care, which is comprised primarily of components used in invasive blood pressure monitoring, but also includes components for other types of pressure monitoring, as well as disposable respiratory products used in hospitals; 2) obstetrics, which is comprised mainly of devices for monitoring intrauterine pressure during labor and delivery, although to a lesser extent electrodes for fetal heart rate monitoring as well as other labor and delivery supplies, and a new product which unifies, and improves clinician safety in, the multiple step procedure of cutting, clamping and drawing blood samples from the umbilical cord immediately following childbirth; and 3) gynecology, which is comprised of an electrosurgery system used in a procedure called LETZ(R), tools used in other minimally invasive surgical procedures including diagnostic laparoscopies, and a
device for the conservative treatment of urinary incontinence.   In these three
areas, UTMD's primary revenue contributors generally : 1) are the accepted standard of care, 2) enjoy a number one or number two market share, and 3) have important product features protected by patents.
 In 1996, UTMD will look to expand sales of its new products CORDGUARD(R), LIBERTY and LUMIN which were launched in 1995, as well as introduce other products in its areas of focus including fetal monitoring, electrosurgery and incontinence therapy.

 Critical care revenues represented 54.3% of total 1995 sales, and declined 3.2% from 1994. In the U.S., critical care blood pressure monitoring is a mature business dominated by two large suppliers, Baxter and Abbott. About a third of the blood pressure monitoring market is for disposable pressure transducers ("DPT") and accessories, and the other two-thirds is for catheters. UTMD participates only in the DPT and accessories niche. Overseas, the market is much more fragmented with DPT's still growing in acceptance. Baxter purchased
2.7 million DPT's from UTMD in 1995. UTMD's Baxter OEM revenues (all of which are included in UTMD's critical care category) represented 66% of critical care revenues (or 36% of total revenues), and declined by 2% in 1995 over 1994.
Sales of critical care products in 1995 were $22,827,753 compared to $23,559,239 in 1994 and $22,131,891 in 1993. Revenues from Baxter in 1995 were $14,996,246 compared to $15,299,369 in 1994 and $14,842,300 in 1993.  In 1995 and 1994,
Baxter revenues included no marketing rights, compared to $393,000 included in 1993 revenues.
 The obstetrics revenue category grew 20.8% in 1995 and represented 38.6% of total sales. Market acceptance for sensor-tipped electronic intrauterine pressure (IUP) monitoring dominated by INTRAN(R) continues to expand, and sales of CORDGUARD began in December. Sales of obstetrics products in 1995 were $16,228,061 compared to $13,429,690 in 1994 and $11,872,830 in 1993.
 Beginning in 1995 the third category, gynecology products, includes LIBERTY, a system for conservatively treating urinary incontinence, and LUMIN, a unique tool used in laparoscopic procedures to manipulate the uterus, in addition to UTMD's product line of electrosurgery equipment and disposable electrodes required to perform a cervical neoplasia excision procedure called LETZ. Gynecology revenues grew 12.3% in 1995, and represented 7.1% of total revenues. Gynecology product sales in 1995 were $2,982,268 compared to $2,655,755 in 1994 and $2,994,338 in 1993. UTMD's past successes with its gynecology products resulted from providing physician training along with the equipment and tools designed for specific procedures. Other applications for UTMD's electrosurgery capabilities offer additional future business opportunities. Effective marketing of the new products launched in 1995 represent significant challenges for UTMD's marketing resources, and will require innovative distribution approaches.
 UTMD divides its sales channels into "direct" and "OEM" channels. "Direct sales" are sales of UTMD's products by its own employed sales representatives, by independent commissioned representatives, or by stocking distributors in a
particular geographic region.   "OEM sales" are sales of UTMD products by other
medical device manufacturers either as a component of a kit, or as a stand-alone product into markets not served by UTMD's own direct sales resources. In 1995, direct sales represented about 58% of global sales compared to about 52% in the previous two years. In the U.S., 1995 direct sales represented 68% of sales compared to 64% in 1994 and 61% in 1993.
 Dividing global sales into the two channels of direct sales and OEM sales for the respective product categories of 1) critical care products, 2) obstetrics products and 3) gynecology products, yields the following split: direct sales represented 23%, 100% and 96%, respectively, in 1995 compared to 20%, 100%, and 97% in 1994 and 20%, 100%, and 100% in 1993.
 1995 foreign sales were $10,343,192 compared to $10,756,552 in 1994 and $8,112,470 in 1993. Practically all international sales have been critical care products, for which sales the Company has relied heavily on the efforts of other medical device companies (OEM sales channel). Critical care products represented 96% of international sales in 1995 compared to 97% in 1994 and 96% in 1993. Sales through Baxter represented 58% of international sales in 1995 compared to 56% in 1994 and 62% in 1993. Sales through other (than Baxter) OEM companies represented 16% of total international sales in 1995 compared to 23% in 1994 and 18% in 1993.
 UTMD believes it has substantial sales potential for its existing products in international markets, and therefore plans to continue to commit its resources to international business expansion.

 b)  Gross profit.
 Gross profit margins (profit after subtracting costs of manufacturing products from revenues) in 1995 were 46.4% compared to 44.6% in 1994 and 44.5% in 1993. The 1995 improvement in average gross profit margin was achieved because of a 19% increase in sales of UTMD's Ob/Gyn products, combined with a 25% decrease in sales of UTMD's least profitable product, the Baxter Summit DPT. The Company expects these trends to accelerate in 1996. UTMD has improved its gross margins as a percentage of sales every year for the last ten years. In recent years, the improvement has come from improved manufacturing efficiencies and increased direct sales through UTMD's own employed representatives in favor of distributors. Because of anticipated faster sales growth in the obstetrics and gynecology product lines which have higher margins relative to UTMD's other products, and because of declining business with Baxter, the Company foresees continued gross margin improvements.

 c)  Operating Profit.
 Operating profits, or income from operations, are the profits achieved after subtracting operating expenses from gross profits.
 Operating expenses are subdivided into sales, general and administrative (SG&A) expenses and research and development (R&D) expenses. UTMD further divides SG&A into the two categories of sales and marketing (S&M) expenses and general and administrative (G&A) expenses. In 1995, operating profits increased 16.5% to $11,693,377 from $10,041,372 in 1994, and compared to $8,917,904 in 1993.
Operating expenses declined to 18.5% of sales in 1995 compared to 19.2% in 1994 and 20.4% in 1993.
 The reason for the 1995 improvement in operating expenses as a percentage of sales was the fact that SG&A expenses declined from 15.4% of 1994 revenues to 14.3% of 1995 revenues. The G&A expenses portion declined from $2.6 million in 1994 to $2.4 million in 1995 due to the Company's internal cost control programs, and continued tight management of legal costs. In 1996 G&A expenses as a percentage of sales are expected to increase as a result of starting up new Ireland operations.
 UTMD's S&M expenses pertain primarily to the "direct sales" portion of its business (see previous page). Global direct sales increased 16.9% in 1995 while S&M expenses increased only 3.7%, producing financial leverage in the use of S&M resources. During 1995, the Company shut down its independent sales office in Holland, anticipating integrating the direct international sales and sales support effort into its new Ireland operations in 1996. Because of anticipated 1996 sales growth coming mainly from direct sales, and anticipating continued declining OEM sales through Baxter, 1996 S&M expenses as a percentage of sales are expected to increase.
 1995 R&D expenses were 4.3% of sales compared to 3.9% and 3.3% in 1994 and 1993, respectively. R&D expenses increased 17% over 1994, which had increased 24% over 1993. As a measure of its product development activity, UTMD made eleven new product approval 510(k) premarketing submissions to the FDA in 1994 and 1995, in contrast to only one in the previous three years. The Company employs its R&D resources not only to internally develop its own new product ideas, but also, through joint development agreements, licensing of technology, acquisitions and other arrangements, to enhance and complete to commercialization projects initiated by others. Growth of R&D expenses as a percentage of sales will not continue in 1996 as UTMD expects to realize the benefit of its recent investment in R&D in the form of new product sales.

 d) Non-operating income.
 Non-operating income for UTMD includes principally royalties from licensing UTMD's technology to other companies, interest and capital gains from investing the Company's cash, and gains/losses from the sale of other assets. Non-operating income increased $243,413 in 1995 from 1994. The increase was due to increased investment income from higher average cash balances in 1995. Royalties remained about the same as the prior year. Non-operating income in 1993 was substantially higher than either 1994 or 1995 because of two major one time items in 1993: 1) sale of the PARAGRAPH product line to Vital Signs, Inc. for a net gain of about $387,000, and 2) about $237,000 in capital gains realized from shifting cash investments from longer-term to shorter-term securities. Assuming 1996 interest rates remain about the same as 1995, and given that no extraordinary investment opportunities arise that are presently unknown, 1996 investment income on cash balances should be about the same as 1995 since planned investments in new facilities, equipment and tooling, intangible assets, and share repurchases will be funded from cash generated from 1996 operations. Royalties received vary from period to period depending on the desire and/or success of other companies in selling products licensed by UTMD. Royalties in 1996 should remain about the same as 1995, except for an extraordinary payment in the first quarter related to the use of UTMD's pressure monitoring technology.

 e) Earnings before income taxes.
 Earnings before income taxes (EBIT) result from adding UTMD's non-operating income to its operating profits. In 1995, EBIT, as a percentage of sales, were 30.6% compared to 27.6% and 28.7% in 1994 and 1993, respectively. Gross margin improvements, lower operating expenses as a percentage of sales, and higher non-operating income as a percentage of sales all contributed to the improved EBIT ratio.

 f)  Net income and earnings per share.
 Net (after-tax) income is EBIT less income taxes. UTMD's net income ranks in the top tier of all U.S. publicly-traded companies at 20%, 18% and 19% of revenues for 1995, 1994 and 1993, respectively.
 Shareholder value is improved by increasing EPS. EPS is net income divided by the number of shares of stock outstanding (fully-diluted to include stock options awarded which have exercise prices below the current market value). Future EPS can be increased by investing current net income to increase future net profits through expanded marketable new product offerings and profitable business operations, or also by repurchasing stock from the marketplace, thereby reducing the number of outstanding shares.

 Return on shareholders' equity (ROE) is the portion of net income retained by UTMD to internally finance its EPS growth, divided by average accumulated shareholders' equity during the period. The ROE ratio determines how fast the Company can grow without any external financing. For example, a 30% ROE would support 30% growth in revenues. Achieving growth in revenues and EPS without diluting shareholder interests maximizes shareholders' value. ROE in 1995 was almost 32%, and has averaged over 30% for the last 8 years. It is management's objective to retain ROE in excess of the 25% per annum EPS growth target. External equity financing would only be considered if an exceptional business growth opportunity presents itself that would allow long term increased EPS at the same time that the number of shares are also expanded.
 After income taxes, 1995 net income was $8,353,738, a new record for the Company, compared to $7,109,360 in 1994 and $7,012,285 in 1993. The effective income tax rate in 1995 was 35.0% compared to 35.1% in 1994 and 34.0% in 1993. Year to year fluctuations in the tax rate have resulted from: 1) the use of a foreign sales corporation, 2) differing balances in tax-exempt securities investments, and 3) differing numbers of exercised employee options which result in a tax benefit to the Company.
 Fully diluted 1995 EPS were up 21% to $.82 compared to $.68 in 1994. 1994 EPS were up 13% from $.60 in 1993. Year ending 1995 weighted average number of common shares assuming full dilution (the number used to calculate fully-diluted
EPS) were 10,172,329 shares compared to 10,453,583 and 11,686,035 in 1994 and
1993, respectively. Actual outstanding common shares as of December 31, 1995 were 9,790,937.
 Primary-diluted 1995 EPS were $.83 compared to $.68 in 1994 and $.60 in 1993. The difference in primary-diluted versus fully-diluted EPS occurred as a result of the rapid increase in market price per share of UTMD's stock in 1995, ending at a price of $19.8125 per share, a new year-end high in the history of the Company, and an increase of 133% from the 1994 ending price of $8.50 per share. In contrast, the Dow Jones Industrial Average increased 33%, the S&P 500 Index increased 34%, the NASDAQ Composite Index increased 40%, and the MDDI Index of medical device companies increased 51% in 1995.

Cash Flows and Capital Resources.
 Cash (and investment) balances were $13.2 million at the end of 1995, an increase of $6.1 million from December 31, 1994, primarily due to accumulation of cash from profitable operations.
 Cash provided by operating activities, including adjustments for depreciation and other non-cash operating expenses, along with changes in working capital, totaled $11,108,155 in 1995, up from $8,831,152 in 1994, and $7,445,027 in 1993.
Depreciation and amortization in 1995 increased by about $462,000 to more than $1.7 million, due to recent investments in facilities and improved manufacturing capabilities, as well as amortization of acquired patents and licensing rights.
 Cash of $2,075,000 was used for capital expenditures in property and equipment. $62,000 was used for the purchase of intangible assets, principally new patent filings. Remaining investing activities were the purchases and sales of investments which reduced cash by a net $2,406,000 in 1995.
 Capital expenditures that occurred during 1995 will help the Company maintain its competitive position and provide the cost-effectiveness needed to support growth in new markets. Projects included: i) the first $825,000 investment, principally in land, for the new Ireland manufacturing facility, ii) the completion of Phase I of assembly automation of DELTRAN(R), the Company's DPT product which enjoys a dominant worldwide market share, in the amount of $567,000 in addition to amounts previously invested in 1994, iii) enhancements to the computer system, new in 1994, of about $101,000, which has begun to enhance UTMD's ability to responsively communicate with customers, provide timely and accurate manufacturing information, and streamline distribution capabilities, and iv) about $582,000 to maintain and continuously upgrade pre-existing facilities, equipment and tooling. In 1996, capital expenditures for property and equipment are planned in the following areas: 1) completion of the 70,000 square foot facility shell and first phase 25,000 square foot fit-out of the Ireland manufacturing facility, 2) continued automation of key assembly operations, 3) investment in tooling and equipment for manufacturing new products, and 4) continued maintenance and upgrading of existing assets.
 1995 financing activities used cash of $3,080,000, compared to $8,393,000 in 1994, and $7,258,000 in 1993. Stock repurchases continued to comprise by far the largest use of cash from all categories. After paying out $694,193 during 1993 for cash dividends to shareholders, in January 1994 the board of directors discontinued the dividend in favor of continued stock repurchases. The Company repurchased its own common stock during 1995 in the amount of $4,154,000, compared to $8,532,000 and $7,165,000 in 1994 and 1993, respectively. In the three years of 1993 through 1995, UTMD has invested $19,851,000 in repurchasing 2,349,109 of its common shares. In 1995, UTMD received $1,074,000 from the issuance of 164,422 shares of stock due to exercises of employee options. In the three years of 1993 through 1995, the Company has issued 291,431 new shares previously awarded under option plans, for which it has received $1,814,000. UTMD did not enter into any long term debt agreements in 1995.

 Management believes that current cash balances plus future income from operations will provide the liquidity needed to finance growth plans. In addition to the capital expenditures outlined above, UTMD plans to use cash in 1996 for continued share repurchases and for selective infusions of technological, marketing or product manufacturing rights to broaden the Company's product offerings.

Management's Outlook.
 The trends in UTMD's business which became more apparent to outside investors during 1995, namely, rapid growth in Ob/Gyn product sales through direct sales channels, and decline in blood pressure monitoring component sales through Baxter and other OEMs, should both accelerate in 1996. As a result, management expects 1996 total sales will grow modestly or may remain about the same, depending the impact of lower sales to Baxter, while gross profit margins, net profits and EPS should continue to grow, similar to the performance demonstrated in 1995.
 Despite the Baxter negative sales trend, with the soundness of UTMD's market position in critical care applications for disposable pressure transducers, management believes its critical care product offerings will remain an important contributor to the Company's overall profitability, especially internationally
with the start-up of a new manufacturing facility in Ireland.    Revenues from
fetal monitoring (FM) should continue to grow at a good rate, especially if UTMD's product enhancements and clinical outcomes programs successfully identify important driving influences for the use of proprietary FM products. The addition of new products, such as CORDGUARD, using existing sales resources will provide significant distribution leverage.
 UTMD's growing number of gynecology practice tools will leverage its sales opportunities to physicians outside of the hospital. For example, LIBERTY, which addresses a massively prevalent and under diagnosed disease state in women, is just a beginning in a potentially broad incontinence product line family. In addition, the Company's competence in electrosurgery should lead to new market opportunities in other clinical areas where a specialized approach will provide excellent benefits.
 Clearly, the global healthcare market's recognition, adoption and ultimate purchase at a reasonable price of UTMD's new Ob/Gyn product solutions are the most important factors in management's growth projections.
 UTMD will continue to position itself in specialized high value-added market niches and license its product ideas in recognized commodity product/markets to larger marketing companies. The value of UTMD's technology to other medical device companies should continue to enhance shareholder returns.
 A number of the forward looking factors discussed in this filing are subject to a high degree of uncertainty, particularly in light of the Company's high growth objectives and a rapidly changing healthcare environment. Investors are encouraged to consider all of these factors in that actual results may differ materially from those projected by management.

Accounting Policy Changes
- - -------------------------

 In October 1995, the Financial Accounting Standards Board issued SFAS No. 123, "Accounting for Stock-Based Compensation". SFAS No. 123 encourages, but does not require, companies to adopt the fair value method defined by this standard for fiscal years beginning after December 15, 1995. Companies are permitted to continue to account for such transactions under Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees", (APB No. 25), but must, in future years, disclose in a note to the financial statements proforma net income and earnings per share as if SFAS No. 123 had been applied. The Company has determined it will not adopt the fair value method, and therefore will continue to account for stock-based compensation using the intrinsic value method prescribed by APB No. 25.

 Effective January 1, 1994 the Company adopted the provisions of Statement of Financial Accounting Standards (SFAS) No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Under SFAS No. 115, the Company's investments are classified as available-for-sale which results in an adjustment to stockholders' equity for unrealized gains and losses.
ITEM 8 - FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA.
    See index to financial statements and financial statement schedule at page F-1.

ITEM 9 - CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS ON ACCOUNTING AND FINANCIAL DISCLOSURE.
    None.

                                   PART III.
                                   --------


ITEM 10 - DIRECTORS AND EXECUTIVE OFFICERS OF THE REGISTRANT.
 The information from the definitive proxy statement of the registrant under the caption, "PROPOSAL NO. 1. ELECTION OF DIRECTORS: General," "Directors and Nominees," "Executive Officers," and "Compliance with Exchange Act Requirements," is incorporated herein by reference, expressly excluding the material set forth under the subcaptions "Report of the Compensation and Option Committee" and "Stock Performance Chart."

ITEM 11 - EXECUTIVE COMPENSATION.
 The information from the definitive proxy statement of the registrant under the caption, "PROPOSAL NO. 1. ELECTION OF DIRECTORS: Executive Compensation," "Compensation and Option Committee Interlocks and Insider Participation," "Employment Agreements, Termination of Employment, and Change in Control," and "Director's Compensation" is incorporated herein by reference, expressly excluding the material set forth under the subcaptions "Report of the Compensation and Option Committee" and "Stock Performance Chart."

ITEM 12 - SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT.
 The information from the definitive proxy statement of the registrant under the caption, "PROPOSAL NO. 1. ELECTION OF DIRECTORS: Security Ownership of Management and Certain Persons" is incorporated herein by reference.

ITEM 13 - CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS.
 None.

                                    PART IV.
                                    -------


ITEM 14 - EXHIBITS, FINANCIAL STATEMENT SCHEDULES, AND REPORTS ON FORM 8-K.
 (a) The following documents are filed as part of this report or incorporated herein by reference.

    1.  Financial Statements.
    (See Index to Financial Statements and Supplemental Schedule at page F1.)

    2.  Supplemental Schedule.
    (See Index to Financial Statements and Supplemental Schedule at page F1.)

    3.  Exhibits.

        SEC
      SEC
      Ref-
      erence
No.   No.     Title of Document                                  Location
- - ---   ---     -----------------                                  --------
 1      3     Articles of Restatement of the Articles of         Incorporated by
              Incorporation                                      Reference(1)

 2      3     Bylaws                                             Incorporated by
                                                                 Reference(1)

 3      4     Rights Agreement dated as of October 28, 1994,     Incorporated by
              between Utah Medical Products, Inc., and Atlas     Reference(1)
              Stock Transfer Corporation

 4      4     Designation of Rights, Privileges, and             Incorporated by
              Preferences of Series "A" Preferred Stock          Reference(1)

 5     10     Deltran II (Uniflow) exclusivity Agreement for     Incorporated by
              Baxter Limited Japan, dated April 27, 1990         Reference(2)

 6     10     Employment Agreement dated December 21, 1992,      Incorporated by
              with Kevin L. Cornwell*                            Reference(2)

 7     10     Utah Medical Products, Inc., 1986 Incentive        Incorporated by
              Stock Option Plan*                                 Reference(2)

 8     10     Letter dated August 31, 1992 to David D. Chase     Incorporated by
              respecting stock option                            Reference(1)
 9     10     Asset Purchase Agreement with OB Tech, Inc.,       Incorporated by
              dated January 4, 1994                              Reference(3)

10     10     Utah Medical Products, Inc., 1994 Employee         Incorporated by
              Incentive Stock Option Plan*                       Reference(1)

11     10     Utah Medical Products, Inc., 1993 Directors'       Incorporated by
              Stock Option Plan                                  Reference(1)

12     10     Utah Medical Products, Inc., Performance Option    Incorporated by
              Plan*                                              Reference(1)

13     10     Deltran Purchase and Distribution Agreement,       Incorporated by
              effective January 1, 1995                          Reference(4)

14     10     Summit Purchase and Distribution Agreement,        Incorporated by
              effective January 1, 1995                          Reference(4)

15     10     Amendment to Asset Purchase Agreement              This Filing
              effective February 8, 1996

16     21     Subsidiaries of Utah Medical Products, Inc.        This Filing

17     23     Consent of Deloitte & Touche LLP, Company's        This Filing
              independent auditors

18     27     Financial Data Schedule                            This Filing

   * Management contract or compensatory plan or arrangement required to be filed pursuant to Item 14(c).

   (1) Incorporated by reference from the Company's registration statement on form S-8 filed with the Commission effective February 10, 1995.

   (2) Incorporated by reference from the Company's annual report on form 10-K filed with the Commission for the year ended December 31, 1992.

   (3) Incorporated by reference from the Company's annual report on form 10-K filed with the Commission for the year ended December 31, 1993.

   (4) Incorporated by reference from the Company's annual report on form 10-K filed with the Commission for the year ended December 31, 1994.

 (b) Reports on Form 8-K.
   None

                                   SIGNATURES

 Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned this 28th day of March, 1996.

                          UTAH MEDICAL PRODUCTS, INC.



              By:/s/ Kevin L. Cornwell
                 ---------------------

                Kevin L. Cornwell
                President and CEO



              By:/s/ Kevin L. Cornwell
                 ---------------------

                Kevin L. Cornwell
                Secretary and CFO


 Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed below by the following persons on behalf of the registrant and in the capacities indicated on this 28th day of March, 1996.




              By:/s/ Perry L. Lane
                 -----------------------

                Perry L. Lane, Director



              By: /s/ Stephen W. Bennett
                 -----------------------

                Stephen W. Bennett, Director



              By:/s/ David D. Chase
                 -----------------------

                David D. Chase, Director



              By:/s/ Kevin L. Cornwell
                 -----------------------

                Kevin L. Cornwell, Director


              By:/s/ Ernst G. Hoyer
                 -----------------------
                Ernst G. Hoyer, Director



              By: /s/ Lori A. Sessions
                 -----------------------

                Lori A. Sessions, Director

UTAH MEDICAL PRODUCTS, INC. AND SUBSIDIARY
INDEX TO FINANCIAL STATEMENTS AND FINANCIAL STATEMENT SCHEDULE

                                                           PAGE

CONSOLIDATED FINANCIAL STATEMENTS:
  Independent Auditors' Report                             F-2
  Consolidated Balance Sheets,December 31,
    1995 and 1994                                       F-3 - F-4
  Consolidated Statements of Operations for the Years
    Ended December 31, 1995, 1994, and 1993                F-5
  Consolidated Statements of Stockholders' Equity for
    the Years Ended December 31, 1995, 1994, and 1993      F-6
  Consolidated Statements of Cash Flows for the Years
    Ended December 31, 1995, 1994, and 1993              F-7 - F-8
  Notes to Consolidated Financial Statements            F-9 - F-16
FINANCIAL STATEMENT SCHEDULE:
  Financial Statement Schedule for the Years Ended
    December 31, 1995, 1994, and 1993:
    Schedule II - Valuation and Qualifying Accounts        F-17

Financial statement schedules other than those listed above are omitted because of the absence of conditions under which they are required or because the information is shown in the financial statements.

INDEPENDENT AUDITORS' REPORT
Utah Medical Products, Inc.:

We have audited the accompanying balance sheets of Utah Medical Products, Inc. and subsidiary as of December 31, 1995 and 1994, and the related statements of operations, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 1995. Our audits also included the financial statement schedule listed in the preceding index to financial statements and financial statement schedule. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Utah Medical Products, Inc. and subsidiary as of December 31, 1995 and 1994, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1995 in conformity with generally accepted accounting principles. Also, in our opinion, such financial statement schedule, when considered in relation to the basic financial statements taken as a whole, presents fairly in all material respects the information set forth therein.

/S/ Deloitte & Touche LLP
January 24, 1996
(February 8, 1996 as to Note 10)



UTAH MEDICAL PRODUCTS, INC. AND SUBSIDIARY
CONSOLIDATED BALANCE SHEETS, DECEMBER 31, 1995 AND 1994


ASSETS                                           1995        1994

CURRENT ASSETS:
Cash                                           $5,064,913  $1,579,121
   Investments (cost:  1995, $8,121,001 and
   1994, $5,735,475) Notes 1 and 2)             8,173,500   5,572,048
   Accounts receivable:
     Trade (less allowance for doubtful
     accounts: 1995 $83,021 and 1994 $77,662)   6,473,810   6,389,357
     Accrued interest and other                   221,662     213,030
   Inventories (Notes 1 and 3)                  3,277,982   4,023,939
   Prepaid expenses and other current assets      244,675     113,173
   Deferred income taxes (Notes 1 and 5)          372,899     390,941
                                               ----------  ----------

           Total current assets                23,829,441  18,281,609
                                              ----------- -----------


PROPERTY AND EQUIPMENT (Note 1):
   Land                                         1,113,478     678,447
   Building and improvements                    3,458,829   3,421,642
   Furniture and equipment                      7,281,403   6,356,447
   Multi-cavity molds and dies                  1,587,058   1,417,298
   Construction-in-progress                     1,456,837   1,135,707
                                               ----------  ----------

           Total                               14,897,605  13,009,541

   Less accumulated depreciation and
     amortization                              (6,031,246) (4,872,293)
                                              ----------- -----------

           Property and equipment - net         8,866,359   8,137,248
                                              ----------- -----------


OTHER ASSETS - Intangible assets (less
 accumulated amortization: 1995, $443,561 and
 1994, $102,078) (Note 1)                         634,579     946,326
                                              ----------- -----------

TOTAL                                         $33,330,379 $27,365,183
                                              =========== ===========

                                                          (Continued)

UTAH MEDICAL PRODUCTS, INC. AND SUBSIDIARY

CONSOLIDATED BALANCE SHEETS, DECEMBER 31, 1995 AND 1994



LIABILITIES AND STOCKHOLDERS' EQUITY             1995        1994
CURRENT LIABILITIES:
   Accounts payable                            $1,783,840  $1,821,302
   Accrued expenses:
    Payroll and payroll taxes                   1,197,692   1,000,946
    Reserve for litigation expenses               314,619     315,003
    Income taxes payable (Notes 1 and 5)          105,024       7,074
    Other                                         220,750     180,514
   Deferred revenue (Notes 1 and 7)                85,600      85,600
                                              -----------  ----------

          Total current liabilities             3,707,525   3,410,439

DEFERRED INCOME TAXES (Notes 1 and 5)             245,289     256,220

DEFERRED REVENUE (Notes 1 and 7)                  173,208     258,204
                                               ---------- -----------

          Total liabilities                     4,126,022   3,924,863
                                                ---------   ---------


COMMITMENTS AND CONTINGENCIES (Notes 4, 6, 7,
  and 10)
STOCKHOLDERS' EQUITY (Note 6):
   Preferred stock - $.01 par value;
    authorized - 5,000,000 shares; no shares
    issued or outstanding
   Common stock - $.01 par value; authorized
    50,000,000 shares; issued - 9,790,937
    shares in 1995 and 9,993,559 shares in
    1994                                           97,909      99,935
   Unrealized gain (loss) on  investments
    available-for-sale,net of tax (Notes 1
    and 2)                                         32,707   (101,815)
   Retained earnings                           29,073,741  23,442,200
                                              -----------  ----------

          Stockholders' equity - net           29,204,357  23,440,320
                                              ----------- -----------

TOTAL                                         $33,330,379 $27,365,183
                                              ----------- -----------

See notes to consolidated financial
statements.                                              (Concluded)

UTAH MEDICAL PRODUCTS, INC. AND SUBSIDIARY

CONSOLIDATED STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 1995, 1994, AND 1993


                                     1995        1994        1993
NET SALES (Notes 7 and 9)         $42,038,082 $39,644,684 $36,999,059

COST OF SALES (Note 7)             22,549,039  21,978,638  20,528,218
                                   ----------  ----------  ----------

GROSS MARGIN                       19,489,043  17,666,046  16,470,841
                                   ----------  ----------  ----------

EXPENSES:
  Selling, general, and
   administrative                   6,006,499   6,096,198   6,323,782
  Research and development          1,789,167   1,528,476   1,229,155
                                  ----------- ----------- -----------

          Total                     7,795,666   7,624,674   7,552,937
                                  ----------- ----------- -----------

INCOME FROM OPERATIONS             11,693,377  10,041,372   8,917,904
                                  ----------- ----------- -----------

OTHER INCOME (EXPENSE):
  Dividend and interest income        584,960     352,406     462,324
  Royalty income                      652,894     650,992     628,515
  Other                              (79,326)    (88,283)     617,359
                                   ----------  ---------- -----------

          Total                     1,158,528     915,115   1,708,198
                                  ----------- ----------- -----------

INCOME BEFORE INCOME TAX EXPENSE   12,851,905  10,956,487  10,626,102

INCOME TAX EXPENSE (Notes 1 & 5)    4,498,167   3,847,127   3,613,817
                                  ----------- ----------- -----------


NET INCOME                        $ 8,353,738  $7,109,360 $ 7,012,285
                                  ===========  ========== ===========

EARNINGS PER COMMON AND COMMON
  EQUIVALENT SHARE (Notes 1 & 6)  $       .83  $      .68 $       .60
                                  ===========  ========== ===========

EARNINGS PER COMMON SHARE
ASSUMING
  FULL DILUTION (Notes 1 and 6)   $       .82  $      .68 $       .60
                                  ===========  ========== ===========


See notes to consolidated
financial statements.

UTAH MEDICAL PRODUCTS, INC. AND SUBSIDIARY

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1995, 1994, AND 1993


                                                           Unrealized
                                                              Gain
                                                             (Loss)
                                                           on Invest-
                                                              ments
                                                            Available
                                                Additional -for-Sale,
                              Common Stock       Paid-in       Net
                                (Note 6)         Capital       of      Retained
                             Shares      Par     (Note 6)   Tax (Note  Earnings
                                        Value                  2)
BALANCE, JANUARY 1, 1993   11,848,647 $118,486   $4,399,867           $20,393,281

  Net income
                                                                        7,012,285
  Cash dividend paid ($.06
   per share)                                                           (694,193)
  Shares issued upon
   exercise of employee
   stock options for cash
  (Note 6)                      71,450     715      412,993
  Shares issued upon
   exercise of employee
   purchase rights (Note
   6)                           32,404     324      187,276
  Tax benefit attributable
   to appreciation of
   common stock related to
   stock options and pur-
   chase rights (Note 6)                            148,317
  Common stock purchased
   and retired
                             (847,265) (8,473)  (5,148,453)           (2,008,449)
                             --------- -------  -----------  -------  -----------


BALANCE, DECEMBER 31, 1993  11,105,236 111,052     None                24,702,924

  Net income                                                            7,109,360
  Shares issued upon
   exercise of employee
   stock options for cash
   (Note 6)                     19,785     198                             74,416
  Shares issued upon exer-
   cise of employee pur-
   chase rights (Note 6)         3,338      33                             64,242
  Change in unrealized
   gain (loss) on
    investments available-
    for-sale (Note 2)                                       (101,815)
  Tax benefit attributable
   to appreciation of
   common stock related to
   stock options and
   purchase rights (Note
   6)                                                11,761
  Common stock purchased
   and retired
                           (1,134,800) (11,348)     (11,761)           (8,508,742)
                           ----------- -------    --------- --------- -----------


BALANCE, DECEMBER 31, 1994   9,993,559  99,935      None    (101,815)  23,442,200

  Net income
                                                                        8,353,738
  Shares issued upon
   exercise of employee
   stock options for cash
   (Note 6)                    124,840   1,248                            811,179
  Shares issued upon
   exercise of employee
   purchase rights (Note
   6)                           39,668     397                            260,736
  Change in unrealized
   gain (loss) on
   investments available-
   for-sale (Note 2)                                          134,522
  Tax benefit attributable
   to appreciation of
   common stock related to
   stock options
    and purchase rights
(Note 6)                                            355,779
  Common stock purchased
and retired
                             (367,130) (3,671)    (355,779)           (3,794,112)
                             --------- -------    ---------  -------- -----------


BALANCE, DECEMBER 31, 1995   9,790,937 $97,909         None   $32,707 $29,073,741
                           =========== =======  ===========   ======= ===========


See notes to consolidated financial
statements.

UTAH MEDICAL PRODUCTS, INC. AND SUBSIDIARY

CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1995, 1994, AND 1993


                                         1995        1994        1993

CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                           $8,353,738  $7,109,360   $7,012,285
                                       ----------  ----------   ----------

  Adjustments to reconcile net income
  to net cash provided by operating
  activities:
    Depreciation and amortization       1,714,906   1,252,666    1,015,328
    Provision for (recovery of)
     losses on accounts receivable          5,359      30,266     (13,562)
    Loss on disposal of assets             24,563      41,064        6,360
    Deferred income taxes                 (74,293)    (79,369)      269,027
    Tax benefit attributable to
     exercise and disposition of
     incentive stock options and
     stock purchase rights                355,779      11,761      148,317
  Changes in operating assets and
   liabilities:
    Accounts receivable -
    trade                                (89,813)   (502,373)    (751,936)
    Accrued interest and other
     receivables                          (8,632)       8,537        6,226
    Inventories                           745,957     186,399      (1,125)
    Prepaid expenses                    (131,502)     333,933    (410,348)
    Accounts payable                     (37,462)     353,873      232,721
    Accrued expenses                      334,551     170,631      410,334
    Deferred revenue                     (84,996)    (85,596)    (478,600)
                                         --------    --------    ---------

          Total adjustments             2,754,417   1,721,792      432,742
                                        ---------   ---------      -------

          Net cash provided by
          operating activities         11,108,155   8,831,152    7,445,027
                                       ----------   ---------    ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Capital expenditures for:
    Property and equipment            (2,074,745) (1,821,030)  (1,500,411)
    Intangible assets                    (62,144)   (521,751)     (62,102)
  Purchases of investments            (6,888,832) (3,506,743) (14,977,720)
  Proceeds from sale of:
    Investments                         4,483,010   6,150,586   15,539,306
    Property and equipment                    350       9,145       41,220
                                       ----------  ----------  -----------

          Net cash provided by (used
           in) investing activities   (4,542,361)     310,207    (959,707)
                                      -----------     -------    ---------
                                                               (Continued)
UTAH MEDICAL PRODUCTS, INC. AND SUBSIDIARY

CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1995, 1994, AND 1993



                                         1995        1994        1993
CASH FLOWS FROM FINANCING ACTIVITIES:
  Dividends paid                                              $  (694,193)
  Proceeds from issuance of common
   stock                              $ 1,073,560  $  138,889      601,308
  Common stock purchased and retired  (4,153,562) (8,531,851)  (7,165,375)
                                      ----------- ----------- ------------
          Net cash used in financing
           activities                 (3,080,002) (8,392,962)  (7,258,260)
                                      ----------- -----------  -----------


NET INCREASE (DECREASE) IN CASH         3,485,792     748,397    (772,940)

CASH AT BEGINNING OF YEAR               1,579,121     830,724    1,603,664
                                      -----------  ---------- ------------

CASH AT END OF YEAR                   $ 5,064,913 $ 1,579,121 $    830,724
                                      =========== =========== ============

SUPPLEMENTAL DISCLOSURES OF CASH
  FLOW INFORMATION - Cash paid during
   the year for income taxes          $ 4,156,894 $ 3,831,487  $ 3,311,230

See notes to consolidated financial
statements.                                                    (Concluded)

UTAH MEDICAL PRODUCTS, INC. AND SUBSIDIARY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Utah Medical Products, Inc. and its wholly owned subsidiary, Utah Medical Products Ltd., (the Company) are in the business of producing cost-effective devices for the health care industry. The Company's broad range of products includes those used in critical care areas and the labor and delivery department of hospitals, as well as outpatient clinics and physician's offices. Products are sold in both domestic U.S. and international markets.

   The accounting policies of the Company conform to generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities and reported amounts of revenues and expenses. Actual amounts could differ from these estimates.

   The following is a summary of the more significant of the Company's accounting policies:

   PRINCIPLES OF CONSOLIDATION - The consolidated financial statements include those of the Company and its subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.

   INVESTMENTS - Investments consist of mutual funds, bonds, and equities. Effective January 1, 1994 the Company adopted the provisions of Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities. Under SFAS No. 115, the Company's investments are classified as available-for-sale which results in an adjustment to stockholders' equity for unrealized gains and losses (see
   Note 2).

   INVENTORIES - Finished products, work-in-process, and raw materials and supplies inventories are stated at the lower of cost (computed on a first-in, first-out method) or market (see Note 3).

   PROPERTY AND EQUIPMENT - Property and equipment are stated at cost. Depreciation and amortization are computed using the straight-line method over estimated useful lives as follows:


     Building and improvements                        30-40 years
     Furniture and equipment                           3-10 years
     Multi-cavity molds and dies                          5 years


   INTANGIBLE ASSETS - Costs associated with the acquisition of patents, trademarks, goodwill, and license rights are capitalized and amortized using the straight-line method over periods ranging from 5 to 17 years.

   INCOME TAXES - The Company accounts for income taxes under SFAS No. 109, Accounting for Income Taxes, whereby deferred taxes are computed under the liability method (see Note 5).

   DEFERRED REVENUE - Amounts received in advance from customers for the sale of product rights and price reductions are recognized as revenue as the related products are sold considering the future marketability of the products.

   EARNINGS PER SHARE - Earnings per share are based on the following weighted average number of shares outstanding:

                                            1995         1994         1993

    Weighted average number of common
     common and ccommon equivalent
     shares                             10,042,430   10,436,094    11,686,035

    Weighted average number of common
     shares assuming full dilution      10,172,329   10,453,583    11,686,035


   The computation of earnings per common and common equivalent share is based on the weighted average number of shares outstanding during each year plus the common stock equivalent which would arise from the exercise of stock options and warrants outstanding using the treasury stock method and the average market price per share during the year.

   The computation of earnings per common share assuming full dilution is based on the weighted average number of shares outstanding during the year plus the common stock equivalents which would arise from the exercise of stock options and warrants outstanding using the treasury stock method and the market price per share at the end of the year.

   STATEMENTS OF CASH FLOWS - For purposes of the consolidated statements of cash flows, the Company considers cash on deposit and short-term investments with original maturities of three months or less to be cash and cash equivalents.

   FOREIGN OPERATIONS - Included in the Company's consolidated balance sheet at December 31, 1995 are the assets of its manufacturing facility under construction in Ireland totaling approximately $825,000.

2. INVESTMENTS

   The amortized cost and estimated market values of investment securities as of December 31, 1995 were as follows:

                                        GROSS         GROSS       ESTIMATED
                        AMORTIZED     UNREALIZED    UNREALIZED      MARKET
                          COST          GAINS         LOSSES        VALUE
Municipal  bonds         $5,646,994        $13,620        $(961)   $5,659,653
Taxable bonds             1,499,844            466                  1,500,310
Equities and other          974,163          7,634      (28,260)    1,013,537
                        -----------    -----------   -----------  -----------

Total                    $8,121,001        $81,720      $29,221)   $8,173,500
                         ==========        =======      ========   ==========

   The amortized cost and estimated market value of investments at December 31, 1994 were as follows:


                                      GROSS         GROSS      ESTIMATED
                       AMORTIZED    UNREALIZED   UNREALIZED      MARKET
                         COST         GAINS        LOSSES        VALUE

Municipal  bonds       $ 3,696,268                $  (50,365)  $ 3,645,903
Equities and  other      2,039,207   $    5,391     (118,453)    1,926,145
                       -----------   ----------   -----------  -----------

Total                  $ 5,735,475   $    5,391   $ (168,818)  $ 5,572,048
                       ===========   ==========   ===========  ===========


   The amortized cost and estimated market value of debt securities at December 31, 1995, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                               ESTIMATED
                                                  AMORTIZED     MARKET
                                                    COST         VALUE

       Due in one year or less                    $ 6,242,557   $6,248,957
       Due after one year through five years          904,281      911,006
                                                  -----------   ----------


         Total                                    $ 7,146,838  $ 7,159,963
                                                  ===========  ===========

   During the years ended December 31, 1995 and 1994, there were $4,483,010 and $6,150,586, respectively, in proceeds from the sale of investment securities resulting in gross realized losses of $8,328 and $33,602, respectively, and gross realized gains of $59,187 and $3,785, respectively, computed based on the specific identification method.

   The net unrealized gain (loss) on investment securities available-for-sale included in stockholders' equity for the years ended December 31, 1995 and 1994 is $32,707 and $(101,815), respectively, which are net of the deferred tax asset (liability) of $(19,792) and $61,612, respectively (see Note 5).



3. INVENTORIES

   Inventories at December 31, 1995 and 1994 consisted of the following:

                                             1995           1994

         Finished products                   $  872,419      $ 789,924
         Work-in-process                        687,746        822,102
         Raw materials                        1,717,817      2,411,913
                                             ----------     ----------

         Total                               $3,277,982     $4,023,939
                                             ==========     ==========

4. COMMITMENTS AND CONTINGENCIES

   OPERATING LEASES - The Company has an operating lease agreement for land adjoining the Company's facilities for a term of forty years commencing on September 1, 1991 at a basic rent of $32,400 each year for the first five years. Subsequent to the fifth lease year, the basic rental will be adjusted for published changes in a price index. Rent expense under the operating lease agreement was $32,400 for each of the years ended December 31, 1995, 1994, and 1993.

   Future minimum lease payments under the operating lease obligation as of December 31, 1995 were as follows:

         Year ending December 31:


           1996                                              $  32,400
           1997                                                 32,400
           1998                                                 32,400
           1999                                                 32,400
           2000                                                 32,400
           Thereafter                                          993,600
                                                           -----------

         Total minimum lease payments                      $ 1,155,600
                                                           ===========

   LITIGATION - The Company is involved in lawsuits which are an expected consequence of its operations and in the ordinary course of business. The Company believes that pending litigation will not have a materially adverse effect on its financial condition or results of operations.

5. INCOME TAXES

   Deferred tax assets and liabilities as of December 31, 1995 and 1994 consisted of the following temporary differences:

                                        1995                 1994

                                            LONG-                LONG-
       ASSETS                     CURRENT    TERM     CURRENT    TERM

       Inventory write-downs not
       currently deductible
        for tax purposes         $102,038             $42,151
       Allowance for doubtful
        accounts not deductible
        for tax purposes until
        written off                31,382              29,278
       Accrued liabilities not
        deductible for tax
        purposes until paid       226,915             225,630
       Deferred revenue
        previously recognized
        for tax purposes           32,356   $ 65,473   32,270   $ 97,344
       Unrealized loss on
        investments available
        for-sale                                       61,612
       Other                                  65,026              58,714
                                  -------  ---------  -------  ---------

       Total                      392,691    130,499  390,941    156,058

       LIABILITIES

       Unrealized gain on
        investments available
        for-sale                 (19,792)
       Accelerated depreciation
        and amortization for
        tax purposes                       (375,788)           (412,278)
                                 --------  ---------  -------  ---------

       Deferred income taxes -   $372,899 $(245,289) $390,941 $(256,220)
        net                      -------- ---------- -------- ----------


   The components of income tax expense for the years ended December 31, 1995, 1994, and 1993 were as follows:

                                     1995         1994         1993

       Current                      $4,572,460   $3,926,496   $3,344,790
       Deferred                       (74,293)     (79,369)      269,027
                                    ----------   ----------   ----------

       Total                        $4,498,167   $3,847,127   $3,613,817
                                    ==========   ==========   ==========

   Income tax expense differed from amounts computed by applying the statutory Federal rate to pretax income as follows:
                                        1995         1994         1993

    Computed Federal income tax
     expense at the statutory
     rate of 34%                       $4,369,648   $3,725,206   $3,612,874
    Non-taxable investment income       (124,604)     (94,266)    (132,835)
    State income taxes                    642,638      561,967      324,142
    Foreign sales corporation           (228,760)    (251,262)    (134,386)
    Other                               (160,755)     (94,518)     (55,978)
                                       ----------    ---------   ----------

    Total                              $4,498,167   $3,847,127   $3,613,817
                                       ==========   ==========   ==========

6. STOCKHOLDERS' EQUITY

   OPTIONS - The Company has stock option plans which provide for the grant of stock options to eligible employees, directors, and other individuals to purchase up to 4,722,500 shares of common stock at a price not less than fair market value (110% of fair market value for shareholders owning more than 10% of the outstanding common shares) on the date of grant. All options granted under the plans may be exercised from between one and ten years following the date of grant. The plans are intended to advance the interest of the Company by attracting and ensuring retention of competent directors, employees, and executive personnel, and to provide incentives to those individuals to devote their utmost efforts to the advancement of the Company.

   Changes in stock options were as follows:
                                                          PRICE RANGE
       1995                               SHARES           PER SHARE

       Granted                             200,000     $9.50 -   $10.63
       Expired or cancelled                 39,517      6.58 -    10.00
       Exercised                           124,840      6.33 -    10.00
       Outstanding at December 31          586,319      7.25 -    11.33
       Exercisable                         198,500      7.25 -    11.33


       1994

       Granted                             325,000     $ 7.25 -   $10.00
       Expired or cancelled                 73,836       6.58 -    10.00
       Exercised                            19,785       5.25 -     6.58
       Outstanding at December 31          550,676       6.33 -    11.33
       Exercisable                         184,605       6.33 -    11.33

       1993

       Granted                             208,000      $10.00 -  $11.33
       Expired or cancelled                240,650        6.58 -   15.00
       Exercised                            71,450        1.50 -    6.58
       Outstanding at December 31          319,297        5.25 -   11.33
       Exercisable                         179,998        5.25 -   10.00



   PURCHASE RIGHTS - The Company adopted an Employees' Stock Purchase Program in December 1990 whereby employees of record on December 21, 1990 were granted rights to purchase a maximum of 120,000 shares of common stock at the grant date market value of $6.58. These purchase rights were exercised or expired prior to December 21, 1995.

   Changes in stock purchase rights were as follows:
                                                           PRICE RANGE
                                                SHARES      PER SHARE
        1995



        Granted                                  None
        Expired or cancelled                        1,054     $6.58
        Exercised                                  39,668      6.58
        Outstanding at December 31               None
        Exercisable                              None

        1994

        Granted                                  None
        Expired or cancelled                        1,945     $6.58
        Exercised                                   3,338      6.58
        Outstanding at December 31                 40,722      6.58
        Exercisable                                40,722      6.58

        1993

        Granted                                  None
        Expired or cancelled                        1,293  $2.67 - 6.58
        Exercised                                  32,404   2.67 - 6.58
        Outstanding at December 31                 46,005      6.58
        Exercisable                                46,005      6.58


   For the years ended December 31, 1995, 1994, and 1993, the Company reduced current income taxes payable and increased additional paid-in capital by $355,779, $11,761, and $148,317, respectively, for the income tax benefit attributable to appreciation of common stock related to stock options and purchase rights.

   ACCOUNTING STANDARD - In October 1995, the Financial Accounting Standards Board issued SFAS No. 123, Accounting for Stock-Based Compensation, which defines a fair value based method of accounting for stock based employee compensation plans. Under SFAS No. 123, companies are encouraged, but are not required, to adopt the fair value method for fiscal years beginning after December 15, 1995 for all employee awards granted after the beginning of such year. Companies are permitted to continue to account for such transactions under Accounting Principles Board Opinion No. 25, Accounting for Stock Issued to Employees, (APB No. 25), but must, in future years, disclose in a note to the financial statements proforma net income and earnings per share as if SFAS No. 123 had been applied. The Company has determined it will not adopt the fair value method and therefore will continue to account for stock-based compensation under APB No. 25.

7. PRODUCT SALE AND PURCHASE COMMITMENTS
   The Company has exclusive and nonexclusive agreements to sell certain products to Baxter Healthcare Corporation (Baxter) under license agreements and had sales to Baxter of approximately $14,996,000, $15,299,000, and $14,449,000 during the years ended December 31, 1995, 1994, and 1993, respectively. In addition, the Company recognized income from prepaid license fees (which are included in net sales) of approximately $393,000 during the year ended December 31, 1993.

   The Company has license agreements with other unrelated companies (Licensees) to provide exclusive and non-exclusive rights to purchase, market, distribute, or manufacture the Company's products. The Company received royalties and license fees, some of which were received in advance and have been deferred and amortized over the terms of the respective agreements.

   The Company has license agreements for the rights to develop and market certain products owned by unrelated parties. Under the terms of such agreements, the Company is required to pay royalties ranging from 1.5% to 5.0% of sales over the terms of the agreements.

8. EMPLOYEE BENEFIT PLAN

   The Company has a contributory 401(k) savings plan for employees who work 30 hours or more each week, who are at least 21 years of age, and have a minimum of one year of service with the Company. The Company's contribution is determined annually by the Board of Directors and was approximately $57,200, $52,100, and $36,300 for the years ended December 31, 1995, 1994, and 1993, respectively.

9. EXPORT SALES

   Sales to customers in foreign countries were approximately $10,343,000, $10,757,000, and $8,112,000 for the years ended December 31, 1995, 1994, and
   1993, respectively.

10.ACQUISITIONS

   In January 1994, the Company acquired substantially all of the tangible and intangible assets of OB Tech, Inc. (OB Tech), developer of the CordguardTM disposable umbilical blood sampling system, for $500,000 cash, a market acceptance payment to be made when the product is verifiably accepted in the market place, and up to three additional payments to OB Tech contingent upon the product achieving certain annual revenue thresholds. On February 8, 1996, the agreement was amended to $250,000 for the market acceptance payment and $250,000 each for the three contingent payments. In addition, the Company will pay a royalty on products sold that are covered by the OB Tech patent. In conjunction with this purchase, the Company recorded in its financial statements the fair value of assets acquired (principally patents and a trademark) in exchange for cash paid of $500,000.

                                  * * * * * *
                                                                    SCHEDULE
                                                                          II

UTAH MEDICAL PRODUCTS, INC. AND SUBSIDIARY

VALUATION AND QUALIFYING ACCOUNTS
FOR THE YEARS ENDED DECEMBER 31, 1995, 1994, AND 1993




                               BALANCE   ADDITIONS
                                 AT      CHARGED TO                BALANCE AT
                              BEGINNING  COSTS AND                   END OF
DESCRIPTION                    OF YEAR    EXPENSES  DEDUCTIONS        YEAR
ACCUMULATED AMORTIZATION OF
  INTANGIBLE ASSETS:


  1995                         $102,078     $342,333   $    850      $443,561
                               ========     ========   ========      ========

  1994                         $ 55,208     $ 46,870                 $102,078
                               ========     ========   ========      ========

  1993                         $ 48,735     $  9,733   $  3,260(1)   $ 55,208
                               ========     ========   ========      ========

ALLOWANCE FOR DOUBTFUL ACCOUNTS:

  1995                         $ 77,662                $ (5,359)(3) $  83,021
                               ========     ========   ========     =========

  1994                         $ 47,396     $ 32,665   $  2,399     $  77,662
                               ========     ========   ========     =========

  1993                         $197,420               $ 150,024(2)  $  47,396
                               ========     ========  =========     =========

ALLOWANCE FOR SALES RETURNS:



  1995                         $ 24,545                             $  24,545
                               ========     ========   ========     =========

  1994                         $ 12,545     $ 12,000                $  24,545
                               ========     ========   ========     =========

  1993                         $122,886               $ 110,341(2)  $  12,545
                               ========     ========  =========     =========

(1) Deduction relates to patents sold.
(2) Deductions represent accounts written off against the allowance.
(3) Amount represents recoveries which increased the allowance

                                 EXHIBIT INDEX
                                 -------------


      SEC
      Ref-
      erence
No.   No.     Title of Document                                       Location
- - ---   ---     -----------------                                       --------
15     10     Amendment to Asset Purchase Agreement,                  Filed in
              effective February 8, 1996                              Electronic
                                                                      Format

16     21     Subsidiaries of Utah Medical                            Filed in
              Products, Inc.                                          Electronic
                                                                      Format

17     23     Consent of Deloitte & Touche LLP,                       Filed in
              Company's independent auditors                          Electronic
                                                                      Format

18     27     Financial Data Schedule                                 Filed in
                                                                      Electronic
                                                                      Format